Convertible notes payable (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Convertible notes payable
Liability component on initial recognition	¥ 7,264	$ 7,415
Issuance of convertible notes	7,269
Interest accrued	632		¥ 360
Notes converted to ADS	(4,202)		(517)
Repayment and balance adjustments	(1,169)
Exchange difference	217		6
Total	¥ 10,011,000		¥ 7,264